Expense by Nature - Summary of Sales and Marketing Expenses (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Sales and marketing expense
Borrower acquisition expenses	¥ 7,865,407	¥ 10,119,525	¥ 11,506,402
General sales and marketing expenses	6,653,847	6,637,150	5,402,999
Investor acquisition and retention expenses	301,092	676,984	819,888
Referral expenses from platform service	936,570	559,413	84,268
Sales and marketing expenses	¥ 15,756,916	¥ 17,993,072	¥ 17,813,557